CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Non-current assets	R 81,860.5	R 74,908.1	R 69,727.7
Property, plant and equipment	60,600.0	57,480.2	54,558.2
Right-of-use assets	295.6	360.9	0.0
Goodwill	7,165.2	6,854.9	6,889.6
Equity-accounted investments	5,621.0	4,038.8	3,733.9
Other investments	847.0	598.7	156.0
Environmental rehabilitation obligation funds	4,934.0	4,602.2	3,998.7
Other receivables	821.3	683.5	314.4
Deferred tax assets	1,576.4	288.9	76.9
Current assets	52,242.6	26,163.7	15,195.3
Inventories	24,952.4	15,503.4	5,294.8
Trade and other receivables	6,865.6	4,635.0	6,833.0
Other receivables, current	36.8	51.2	35.2
Tax receivable	148.0	355.1	483.2
Cash and cash equivalents	20,239.8	5,619.0	2,549.1
Total assets	134,103.1	101,071.8	84,923.0
Equity and liabilities
Equity attributable to owners of Sibanye Stillwater	68,480.3	29,670.6	23,788.4
Stated share capital	30,149.8	0.0	0.0
Other reserves	25,570.4	45,104.3	39,284.2
Accumulated profit/(loss)	12,760.1	(15,433.7)	(15,495.8)
Non-controlling interests	2,235.7	1,467.7	936.0
Total equity	70,716.0	31,138.3	24,724.4
Non-current liabilities	45,900.0	55,606.7	45,566.0
Borrowings, non-current	17,497.0	23,697.9	18,316.5
Derivative financial instrument		4,144.9	408.9
Lease liabilities, non-current	223.2	272.8
Environmental rehabilitation obligation and other provisions	8,633.8	8,714.8	6,294.2
Post-retirement healthcare obligation			5.6
Occupational healthcare obligation	1,037.7	1,133.4	1,164.2
Cash-setttled share-based payment obligations, non-current	1,595.3	1,343.0	168.9
Other payables	2,910.7	2,687.5	2,529.2
Deferred revenue, noncurrent	6,362.7	6,896.5	6,525.3
Tax and royalties payable	8.6	59.1
Deferred tax liabilities	7,631.0	6,656.8	10,153.2
Total current liabilities	17,487.1	14,326.8	14,632.6
Borrowings, current	885.6	38.3	6,188.2
Lease liabilities, current	103.6	110.0
Occupational healthcare obligation, current	156.9	148.7	109.9
Cash-settled share-based payment obligations, current	33.1	82.1	56.8
Trade and other payables	13,207.4	11,465.9	7,856.3
Other payables, current	2,245.9	761.4	303.3
Deferred revenue, current	66.9	1,270.6	30.1
Tax, carbon tax and royalties payable	787.7	449.8	88.0
Total equity and liabilities	R 134,103.1	R 101,071.8	R 84,923.0